Stock-Based Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Compensation cost related to options granted	$ 333,422	$ 2,480,970
Range of exercise prices for options, lower range limit	$ 0.04	$ 0.04
Range of exercise prices for options, upperr range limit	$ 2.00	$ 2.00
Aggregate intrinsic value for outstanding options	$ 981,088	$ 2,085,866
Aggregate intrinsic value for vested and exercisable options	$ 981,088	$ 2,085,866
Weighted average remaining contractual term for outstanding exercisable stock options	6 years 7 months 13 days	7 years 4 months 24 days
Stock Incentive Plan
Shares available for grant	35,000,000	35,000,000